Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member]	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	¥ (3,362,064)	$ (480,770)
Net cash provided by investing activities	332,355	47,526
Net cash provided by financing activities
Effect of exchange rate changes on cash	(767,654)	(109,772)
Net change in cash	(3,797,363)	(543,016)
Cash and cash equivalents at beginning of the periods	4,037,883	577,410
Cash and cash equivalents at end of the periods	¥ 240,520	$ 34,394